Cover	Aug. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2024
Entity File Number	001-41514
Entity Registrant Name	RXO, INC.
Entity Central Index Key	0001929561
Entity Tax Identification Number	88-2183384
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11215 North Community House Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	308-6058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RXO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false